Financial Results - Summary of Financial Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Results [Abstract]
Cash and cash equivalents	$ 64,794	$ 93,774	$ 112,735
Financial income on plan assets (Brazil)	27	42	78
Financial income from concessions IFRIC 12 (Brazil)	73,345	73,911	36,648
Interest collected to customers on energy bills and invoices	76,122	58,604	30,389
Other financial income	235,373	131,750	113,993
Total financial income	449,661	358,081	293,843
Financial costs	(1,088,631)	(1,071,759)	(869,535)
Bank loans	(134,024)	(162,192)	(97,495)
Unsecured obligations (bonds)	(281,359)	(312,204)	(215,836)
Lease obligations	(11,712)	(8,170)	(5,882)
Valuation of financial derivatives	(18,610)	(14,094)	(724)
Gain (loss) on cash flow hedging derivatives	(17,935)	(18,949)	(1,212)
Gain (loss) on fair value hedging derivatives	(675)	4,855	488
Financial provisions	(119,966)	(147,194)	(175,831)
Post-employment benefit obligations	(108,699)	(83,463)	(37,907)
Capitalized borrowing costs	15,703	19,329	8,054
Formalization of debt and other associated expenses	(11,323)	(17,883)	(8,694)
Financial expenses - related parties	(127,977)	(43,874)
Other financial costs	(290,664)	(302,014)	(335,220)
Gains (losses) from indexed assets and liabilities	124,477	270,380
Foreign currency exchange differences	136,960	110,635	(6,714)
Total financial costs	(827,194)	(690,744)	(876,249)
Total financial results	$ (377,533)	$ (332,663)	$ (582,406)